SHIPS, PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Ships property plant and equipment [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]

	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost:
Balance at 1 January 2018	5,894	6,205	421,434	13,077	773	307	447,690
Additions	88	280	9,980	5,760	5,611	-	21,719
Disposals	(296)	(1,057)	-	(5,353)	-	-	(6,706)
Acquired on acquisition of subsidiary (Note 41.2)	-	-	10,584	416	-	-	11,000
Reclassification to inventories (Note 13)	-	(57)	(14,160)	(986)	-	-	(15,203)
Effect of foreign currency exchange differences	(666)	-	-	-	-	(44)	(710)
Balance at 31 December 2018	5,020	5,371	427,838	12,914	6,384	263	457,790
Additions	70	24	54,000	2,517	49,590	-	106,201
Disposals	(26)	(593)	(70)	(2,527)	-	-	(3,216)
Reclassification from construction in progress			54,648	552	(55,200)	-	-
Reclassification to inventories (Note 13)	-	-	(38,847)	(2,024)	-	-	(40,871)
Reclassification to disposal group held for sale (Note 40)	(144)	-	-	-	-	-	(144)
Effect of foreign currency exchange differences	74	-	-	-	-	5	79
Balance at 31 December 2019	4,994	4,802	497,569	11,432	774	268	519,839

Accumulated depreciation:
Balance at 1 January 2018	5,263	4,448	103,994	6,525	-	-	120,230
Depreciation	179	768	10,520	2,807	-	-	14,274
Disposals	(296)	(1,057)	-	(4,829)	-	-	(6,182)
Reclassification to inventories (Note 13)	-	(57)	(3,203)	(183)	-	-	(3,443)
Effect of foreign currency exchange differences	(598)	-	-	-	-	-	(598)
Balance at 31 December 2018	4,548	4,102	111,311	4,320	-	-	124,281
Depreciation	155	798	13,562	3,169	-	-	17,684
Disposals	(25)	(593)	(70)	(2,008)	-	-	(2,696)
Reclassification to disposal group held for sale (Note 40)	(142)	-	-	-	-	-	(142)
Reclassification to inventories (Note 13)	-	-	(10,785)	(874)	-	-	(11,659)
Effect of foreign currency exchange differences	71	-	-	-	-	-	71
Balance at 31 December 2019	4,607	4,307	114,018	4,607	-	-	127,539

Impairment:
Balance at 1 January 2018	-	-	85,171	3,387	310	-	88,868
Reclassification to inventories (Note 13)	-	-	(4,439)	-	-	-	(4,439)
Disposal	-	-	-	(522)	-	-	(522)
Balance at 31 December 2018	-	-	80,732	2,865	310	-	83,907
Impairment losses recognized in profit and loss	-	-	14,877	2,118	-	-	16,995
Reclassification to inventories (Note 13)	-	-	(12,130)	(1,150)	-	-	(13,280)
Disposal	-	-	-	(519)	-	-	(519)
Balance at 31 December 2019	-	-	83,479	3,314	310	-	87,103

Carrying Amount:
At 31 December 2019	387	495	300,072	3,511	464	268	305,197
At 31 December 2018	472	1,269	235,795	5,730	6,074	263	249,602